April 10, 2013

VIA EMAIL AND EDGAR

Mr. Mark S. Webb

Legal Branch Chief

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	First PacTrust Bancorp, Inc.
Amendment No. 1 to Registration Statement on Form S-4
Filed February 6, 2013
File No. 333-185869
Form 10-K for the Year Ended December 31, 2011
Filed March 30, 2012
File No. 000-49806

Dear Mr. Webb:

On behalf of First PacTrust Bancorp, Inc. (the “Company”), and in response to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to the first amendment to the Company’s registration statement on Form S-4 filed with the Commission on February 5, 2013 (“Amendment No. 1” and the registration statement, as amended, the “Registration Statement”) contained in your letter dated February 15, 2013 (the “Comment Letter”), I submit this letter containing the Company’s responses to the Comment Letter. In connection with this letter, we are filing a second amendment to the Registration Statement (“Amendment No. 2”) on the date hereof. Reference is made to the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2012, filed with the Commission on March 28, 2013 (the “2012 10-K”).

The responses set forth in this letter are numbered to correspond to the numbered comments in the Comment Letter. For your convenience, we have set out the text of the comments from the Comment Letter followed by our response. Page numbers referenced in the responses refer to page numbers in Amendment No. 2 or the 2012 10-K, as indicated.

Registration Statement on Form S-4

General

1.	Please refer to your February 11, 2013 response to comment 1 of our January 30, 2013 letter and tell us specifically how you intend to meet the requirements of Regulation S-X 3-01(c).

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

RESPONSE: We respectfully advise the Staff that the Company has considered and reviewed in detail the updating requirements of Regulation S-X 3-12. Pursuant to the Commission’s rules and regulations, the Company has updated the Registration Statement to include financial information as of December 31, 2012.

2.	Please include a recent developments section for the fiscal year ended 12/31/2012 which includes summary results and credit quality statistics for both First PacTrust and PBOC.

We respectfully advise the Staff that the Company has filed the 2012 10-K, which contains a full report of the Company’s financial condition and results of operations, as well as credit quality statistics, as of 12/31/2012 and/or for the fiscal year ended 12/31/2012, as applicable, and is incorporated by reference into the Registration Statement. As a result, the Company believes this comment is no longer applicable.

Risk Factors

The market price of First PacTrust common stock after the merger..., page 15

3.	Please revise this risk factor to more specifically describe how “First PacTrust’s business differs from that of PBOC,” including the difference in risk profiles, given First PacTrust’s exposure to non-traditional mortgage products.

RESPONSE: The Registration Statement has been revised on pages 14-15 in response to the Staff’s comment.

Information about First PacTrust, page 39

4.	Please revise this section to address the significant portion of non-traditional lending products in your portfolio.

RESPONSE: The Registration Statement has been revised on page 37 in response to the Staff’s comment.

Form 10-K for Fiscal Year Ended December 31, 2011

In response to comments 5, 6, 8 and 9, which relate to the Company’s Form 10-K for Fiscal Year Ended December 31, 2011, the Company has included an expanded discussion of its lending activities in the 2012 10-K. In particular, the Company has included additional disclosure related to its residential loan portfolio and non-traditional mortgage products in the 2012 10-K at pages 7, 14-18, 27, 83-86 and 141-144. Such additional disclosure is intended to provide readers of the Company’s public filings with a more complete and fulsome understanding of the composition of, policies and procedures related to, and risk management practices governing, the Company’s non-traditional mortgage portfolio, including the Company’s portfolio of Green Loans. The Company confirms that it will continue to provide this type and level of disclosure in future filings. Please see the responses below for supplemental discussion and additional clarification relating to the Staff’s comments and the amended disclosure included in the Company’s 2012 10-K.

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

Lending Activities, page 3

5.	Please refer to your February 11, 2013 response to comments 13 and 14 of our January 30, 2013 letter and revise future filings to address the following regarding your nontraditional mortgage loans and HELOC’s:

•

Please revise to provide an expanded discussion of your underwriting policies and procedures for your Green Accounts, disclosing loan to value ratios, FICO scores and other significant metrics relied on in issuing them. Also, please include clarification here and throughout your filing that these are HELOC’s.

RESPONSE: The Company initiated the Green Loan products (“Green Loans”) in 2005 and proactively refined underwriting and credit management practices as well as credit guidelines in response to changing economic environments, competitive conditions and portfolio performance. The Company continues to manage credit risk, to the extent possible, throughout the borrower’s credit cycle. The Company discontinued the Green Loan products in 2011.

Credit guidelines for Green Loans were established based on borrower Fair Isaac Company (“FICO”) scores, property type, occupancy type, loan amount, and geography. Property types include one-to-four single family residences, owner occupied as well as non-owner occupied, and on rare occasions commercial properties. Light Green Loans are second liens collateralized by one-to-four single family residences for which the Company holds the first lien. From the Green Loan program inception in 2005 through 2011 the underwriting policies were continuously updated based on Green Loan portfolio performance and economic conditions. The average loan size was $1.0 million and the program maximum was $7.0 million. As loan size increased, the maximum loan-to-value ratio (“LTV”) decreased from 80% to 60%. Maximum LTVs were adjusted by 5-10% for specified property types such as condos. FICOs were based on the primary wage earners’ mid FICO score and the lower of two mid FICO scores for full and alternative documentation, respectively. 76% of the FICO scores exceeded 700 at the time of origination. Loans greater than $1 million were subject to a second appraisal or third party appraisal review at origination.

For all Green Loans the loan income was underwritten using either full income documentation or alternative income documentation.

The Green Loans are similar to Home Equity Lines of Credit (“HELOCs”) in that they are collateralized primarily by the equity in one-to-four Single Family Residences (“SFR”), multi-family properties, or in rare cases commercial real estate. However, some Green Loan mortgages are subject to differences from

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

HELOCs relating to certain characteristics including one-action laws. Similar to a Green Loan, HELOCs allow the borrower to draw down on the credit line based on an established loan amount for a period of time, typically 10 years, requiring an interest only payment with an option to pay principal at any time. A typical HELOC provides that at the end of the term the borrower can continue to make monthly principal and interest payments based on loan balance until the maturity date. The Green Loan is an interest only loan with a maturity of 15 years at which time the loan comes due and payable with a balloon payment due at maturity. The unique payment structure also differs from a traditional HELOC in that payments are made through the direct linkage of a personal checking account to the loan through a nightly sweep of funds into the Green Account. This reduces any outstanding balance on the loan by the total amount deposited into the checking account. As a result, every time a deposit is made, effectively a payment to the Green Loan is made. HELOCs typically do not cause the loan to be paid down by a borrowers depositing of funds into their checking account at the same bank, and there is no direct linkage of a HELOC to a personal checking account.

•	Please revise to provide an expanded discussion of the clearing account aspects of your Green Accounts, including information on how borrowers are actually using them.

RESPONSE: On behalf of the Company, we respectfully advise the Staff that the “clearing account” term was used as a descriptor to describe how the depositors’ checking account is linked to the Green Loan and the checking account balance at the end of each day is subjected to a nightly sweep similar to a “clearing account” to pay down the outstanding balance of their Green Loan. The discussion of Green Accounts under “Lending Activities” on page 7 of the 2012 10-K no longer uses the “clearing account” term, and a fuller description of the Green Loan mechanism is included.

As of December 31, 2012 and 2011, Green Loans totaled $206.0 million or 55.9% and $228.2 million or 61.2% of the Non-Traditional Mortgage (“NTM”) portfolio, respectively. Green Loans are generally a first mortgage line of credit with a linked checking account that allows all types of deposits and withdrawals to be performed, including direct deposit, check debit card, ATM, ACH debits and credits, internet banking, and bill payment transactions. Transactions posted to the checking account are cleared on a daily basis against the line of credit, effectively bringing the checking account balance to zero on a daily basis through a nightly sweep.

Debits posted to the checking account are offset by advances against the line of credit and credits posted to the checking account are posted to the line of credit reducing the outstanding balance of the line. If the outstanding balance of the line of credit is paid down to a $0 balance, excess funds remain in the linked checking account. Subsequent debit activity will use these funds before the line of credit is accessed. Customers receive monthly statements from the line of credit reflecting

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

activity that occurred during the month along with the amount of finance charge (based on daily outstanding principal balance and current interest rate) due. On the due date, depending on availability in the line of credit, the line of credit will pass offsetting entries to the checking account creating an advance and interest payment on the line of credit.

Customers make payments on their line of credit by making a deposit into the checking account which is then posted as a payment to the line of credit as part of the nightly sweep process. The checking account is delinked from the line of credit for those customers whose lines are curtailed. In these instances, customers make their interest payments and principal pay downs directly to the bank and the payments are applied to the outstanding balance on line of credit.

•

Please revise to disclose what the maximum credit limit on your Green Accounts is expressed as a percentage of the original loan to value ratio, as a percentage of the current loan to value ratio, and as a percentage of the balance of loans that are at their maximum credit limit to the current loan to value ratio. Include a discussion of these percentages.

RESPONSE: Please see the table below, which represents the Company’s real estate one-to-four family first lien Green Loans as of December 31, 2012. Within the table, these loans are segmented by LTV at the time of origination. The final five columns of the table present data for Green Loans that had reached their maximum commitment as of December 31, 2012, expressed as a percentage of both original and current LTV.

As indicated in the table, as of December 31, 2012 there were 212 Green Loans of which 133 or 62.7% had reached their maximum commitment. The loans at maximum commitment represented 64.4% and 71.7% of original and current LTV, respectively. The loans at maximum commitment include loans that have reached their original commitment or have had their original commitment reduced.

The table below represents the Company’s maximum credit limit on our non-traditional green accounts by LTV stratification as of the date indicated:

	December 31, 2012
	Original LTV			Current LTV			Maximum Commitment
	Loan	Original		Loan	Outstanding		Loan	Outstanding		Percentage	Percentage
	Count	Commitment (1)	Percent	Count	Principal (2)	Percent	Count	Principal (3)	Percent	Original LTV	Current LTV
	(Dollars in thousands)
< 61	71	$88,999	40.3%	51	$59,547	30%	27	$39,387	27.7%	44.3%	66.1%
61-80	114	98,524	44.6%	63	51,935	26%	36	40,515	28.5%	41.1%	78.0%
81-100	—	—	0.0%	61	62,518	32%	34	38,773	27.3%	—	62.0%
>100	—	—	0.0%	37	24,353	12%	36	23,544	16.6%	—	96.7%
Unknown (4)	27	33,344	15.1%	—	—	—	—	—	—	—	—

Totals	212	$220,867	100.0%	212	$198,351	100.0%	133	$142,220	100.0%	64.4%	71.7%

(1)	Original commitment is based upon the the total amount committed, not outstanding principal balance.
(2)	Outstanding principal is based upon current balance not commitment
(3)	Maximum commitment reflects loans that have reached the original or curtailed commitment amount.
(4)	Original LTV is unknown as of the date indicated.

As of December 31, 2012, $142.2 million or 71.7% of the outstanding principal balance had reached the maximum commitment amount. Of the $142.2 million, $39.4 million or 27.7% relates to LTV’s less than 61, $40.5 million or 28.5% relates to LTV between 61-80, and $62.3 million or 43.8% relate to LTV greater than 81.

•

For your Green Accounts, please revise to disclose the number and amount of loans that are current at year end that have remained so as a result of not making any payments. Disclose the amount of interest revenue recorded in the periods presented on these loans that were not making payments and or that were making payments that did not cover the accrued interest due. Also, disclose the amount of interest revenue recorded on interest only loans and on negative amortization loans where the payments made did not cover the accrued interest.

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

RESPONSE: Please see the table below. The Company respectfully advises the Staff that it is unable to quantify interest income that was partially or fully advanced for 2011 due to the fact that there was a system conversion and the information from prior to the system conversion is not available. The Company has confirmed that approximately $5,000 of interest income was recognized for two delinquent interest only and negative amortization loans where the borrower failed to make the payment.

The table below represents the Company’s 2012 interest payments covered by advances on our non-traditional real estate one-to-four first mortgage Green Loans:

	Unpaid Principal Balance as of
	December 31, 2012			December 31, 2011(1)
	Count	Balance	Percent	Count	Balance	Percent
	(Dollars in thousands)
Interest not advanced	146	$133,461	67.3%	146	$131,688	60.0%
Partial interest advanced	61	56,423	28.4%	61	$56,111	25.6%
Interest advanced	5	8,467	4.3%	5	$5,727	2.6%
Loans that paid off or transferred to REO	—	—	—	33	25,976	11.8%

Total	212	$198,351	100.0%	245	$219,502	100.0%

(1)	Represents the loan count and balances that existed as of 12/31/2011 based upon the 2012 interest paid history activity.

As of December 31, 2012, 5 loans with unpaid principal balances of $8.5 million included interest payments covered entirely by advances to the loan, 61 loans with unpaid principal balances of $56.4 million included interest payments partially covered by advances to the loan, and 146 loans with unpaid principal balances of $133.5 million included interest payments paid entirely by the borrower. Loans that paid off or transferred to REO in 2012 reflect loans that had unpaid principal balances as of December 31, 2011.

•

We note from your February 11, 2013 response that Green Accounts decreased $21.1 million from December 31, 2011 to December 31, 2012 and that you attribute $2.4 million of the decline to refinanced loans. The other items that contributed to the decrease were not quantified. In order to increase transparency in this portfolio segment, please revise to provide a roll-forward of it between periods that sets forth the beginning balance, increases resulting from non-payment, new draws, pay downs, refinances, charge-offs and payoffs, etc. and ending balance. Absent this level of disclosure, it is not clear to us how investors can see how borrower behaviors are driving these loan balances.

RESPONSE: The table below provides a roll-forward of the Green Accounts balance between January 1, 2012 and December 31, 2012. The Company has included the below roll-forward on page 83 of the 2012 10-K. As noted below, $23.2 million of Green Loans were paid off, $4.0 million of principal payments were made and $ 2.4 million were refinanced during the period.

The table below represents the Company’s activity in our non-traditional green accounts as of the dates indicated:

Beginning Balance January 1, 2012	$219,502
Principal Advances	5,692
Interest Advances	3,052
Payoffs	(23,242)
Principal Payments	(4,006)
Refinances	(2,371)
Transfers to OREO	(276)

Ending Balance December 31, 2012	$198,351

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

•

We note that the $219 million in outstanding Green Accounts at December 31, 2011 as set forth in your February 11, 2013 response does not appear to agree to the $247.5 million outstanding as disclosed on page 3 of your Form 10-K for the fiscal year ended December 31, 2011. We note similar discrepancies for your interest only, negative amortization and HELCO loans. Please reconcile the totals in your response to the Form 10-K. See, for instance, pages 3 and 4 of the Form 10-K.

RESPONSE: The Company respectfully advises the Staff that the substantial majority of the difference between identified totals in the Company’s 2011 10-K and its revised submission is attributable to the reclassification of loans which were formerly included in the Company’s NTM portfolio. Historically, the Company has included Commercial Real Estate and Multi-family Green Loans in its NTM portfolio. However, these loans are not considered to be residential mortgage lending and non-traditional mortgages according to Bank Regulatory Intra-agency guidance. Since filing its 2011 10-K, the Company has adopted a stricter definition of Green Loans and other types of non-traditional mortgages which tracks this regulatory guidance.

The below table presents the Company’s total outstanding Green Account loans as of the dates indicated, reflecting the updated regulatory guidance as indicated above.

Included in the Company’s loan and lease portfolio segments are Total Green Account Loans in dollar amounts and in perentages as of the dates indicated:

	December 31,
	(Dollars in thousands)
	2012		2011		2010		2009		2008
	Amount	Percent	Amount	Percent	Amount	Percent	Amount	Percent	Amount	Percent
Real estate 1-4 family first mortgage	$198,351	96.29%	$219,502	96.19%	$215,395	94.13%	$208,945	94.94%	$192,586	95.51%
Real estate 1-4 family junior lien mortgage	7,653	3.71%	8,703	3.81%	9,260	4.05%	8,661	3.94%	8,252	4.09%
Multi-Family	—	—	—	—	—	—	—	0.00%	—	0.00%
Land	—	—	—	—	4,168	1.82%	2,472	1.12%	798	0.40%
Commercial Real estate mortgage	—	—	—	—	—	0.00%	—	0.00%	—	0.00%

Total green Account loans	$206,004	100.00%	$228,205	100.00%	$228,823	100.00%	$220,078	100.00%	$201,636	100.00%

Certain other discrepancies for the Company’s interest only, negative amortization and HELOC loans are substantially attributable to the Company’s ordinary course revision of certain internal product codes and alterations to selected loan product groupings, which resulted in updates to the Company’s disclosure regarding such loans. The Company believes any discrepancies caused by such updates are de minimus.

6.	Please refer to your February 11, 2013 response to comment 15 of our January 30, 2013 letter and revise future filings to address the following:

•	Please revise the table in the overview section to include the percentage of each of these products to your total loan portfolio, providing more clarity as to their significance.

RESPONSE: Please see the tables below, which are included at pages 14-15 of the 2012 10-K. The first table shows the percentage of the Company’s total loan portfolio which consisted of non-traditional mortgage loans as of year-end for each of the last 5 years. The second table provides additional detail on the breakdown of the Company’s NTM portfolio among Green Accounts, interest-only loans, and loans with the potential for negative amortization, in each case as a percentage of the total loan portfolio over the same period.

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

As of December 31, 2012, the percentage of green loans to the total loan portfolio was 16.5%, reduced from 29.0% at year-end 2011 due to the Company’s loan growth of $461.0 million and discontinuing the origination of Green Loans in 2011. Also as of December 31, 2012, the percentage of interest-only loans to the total gross loan portfolio was 11.5% (down from 15.8% at year-end 2011) and the percentage of loans with the potential for negative amortization was 1.5% (down from 2.8% at year-end 2011).

Included in the Company’s loan and lease portfolio are Non-Traditional Mortgage Loans in dollar amounts and in perentages as of the dates indicated:

	December 31,
	(Dollars in thousands)
	2012			2011			2010			2009			2008
	Count	Amount	Percent	Count	Amount	Percent	Count	Amount	Percent	Count	Amount	Percent	Count	Amount	Percent
Green	239	$206,004	55.94%	277	$228,205	61.02%	255	$228,823	53.75%	239	$220,078	44.41%	224	$201,636	35.99%
Interest-Only	191	142,978	38.83%	203	124,249	33.22%	272	166,766	39.17%	382	243,710	49.18%	489	323,321	57.71%
Negative Amortization	40	19,262	5.23%	45	21,525	5.76%	52	30,142	7.08%	55	31,755	6.41%	61	35,293	6.30%

Total NTM Loans	470	$368,244	100.00%	525	$373,979	100.00%	579	$425,731	100.00%	676	$495,543	100.00%	774	$560,250	100.00%

Total Gross Loan Portfolio		$1,246,559			$785,595			$690,988			$759,120			$808,750
% of NTM to Total Gross Loan Portfolio		29.5%			47.6%			61.6%			65.3%			69.3%

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

The Company’s NTM portfolio (dollars reported in thousands) consists of the following property types as of the dates indicated:

	December 31, 2012
	Green		I/O		Neg Am		Total
	Amount	Percent	Amount	Percent	Amount	Percent
Real estate 1-4 family first mortgage	$198,351	96.3%	$142,865	99.9%	$19,262	100.0%	$360,478
Real estate 1-4 family junior lien mortgage	7,653	3.7%	113	0.1%	—	—	7,766
Multi-family	—	—	—	—	—	—	—
Land	—	—	—	—	—	—	—
Commercial real estate mortgage	—	—	—	—	—	—	—

Total NTM	$206,004	100.0%	$142,978	100.0%	$19,262	100.0%	$368,244

Percentage to Total	55.9%		38.8%		5.2%		100.0%

	December 31, 2011
	Green		I/O		Neg Am		Total
	Amount	Percent	Amount	Percent	Amount	Percent
Real estate 1-4 family first mortgage	$219,502	96.2%	$122,248	98.4%	$21,525	100.0%	$363,276
Real estate 1-4 family junior lien mortgage	8,703	3.8%	114	0.1%	—	—	8,817
Multi-family	—	—	—	—	—	—	—
Land	—	—	1,887	1.5%	—	—	1,887
Commercial real estate mortgage	—	—	—	—	—	—	—

Total NTM	$228,205	100.0%	$124,249	100.0%	$21,525	100.0%	$373,979

Percentage to Total	61.0%		33.2%		5.8%		100.0%

	December 31, 2010
	Green		I/O		Neg Am		Total
	Amount	Percent	Amount	Percent	Amount	Percent
Real estate 1-4 family first mortgage	$215,395	94.1%	$148,185	88.9%	$30,142	100.0%	$393,722
Real estate 1-4 family junior lien mortgage	9,260	4.0%	183	0.1%	—	—	9,443
Multi-family	—	—	—	—	—	—	—
Land	4,168	1.8%	18,399	11.0%	—	—	22,567
Commercial real estate mortgage	—	—	—	—	—	—	—

Total NTM	$228,823	100.0%	$166,766	100.0%	$30,142	100.0%	$425,731

Percentage to Total	53.7%		39.2%		7.1%		100.0%

	December 31, 2009
	Green		I/O		Neg Am		Total
	Amount	Percent	Amount	Percent	Amount	Percent
Real estate 1-4 family first mortgage	$208,945	94.9%	$224,404	92.1%	$31,755	100.0%	$465,104
Real estate 1-4 family junior lien mortgage	8,661	3.9%	451	0.2%	—	—	9,112
Multi-family	—	—	—	—	—	—	—
Land	2,472	1.1%	18,855	7.7%	—	—	21,327
Commercial real estate mortgage	—	—	—	—	—	—	—

Total NTM	$220,078	100.0%	$243,710	100.0%	$31,755	100.0%	$495,543

Percentage to Total	44.4%		49.2%		6.4%		100.0%

	December 31, 2008
	Green		I/O		Neg Am		Total
	Amount	Percent	Amount	Percent	Amount	Percent
Real estate 1-4 family first mortgage	$192,586	95.5%	$301,494	93.2%	$35,293	100.0%	$529,373
Real estate 1-4 family junior lien mortgage	8,252	4.1%	196	0.1%	—	—	8,448
Multi-family	—	—	—	—	—	—	—
Land	798	0.4%	21,631	6.7%	—	—	22,429
Commercial real estate mortgage	—	—	—	—	—	—	—

Total NTM	$201,636	100.0%	$323,321	100.0%	$35,293	100.0%	$560,250

Percentage to Total	36.0%		57.7%		6.3%		100.0%

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

•

As requested in our comment, please revise to provide a tabular presentation of when these products balloon or when they begin to amortize. Presenting this information by vintage may be most useful. Absent this information, it does not appear possible for an investor to assess the repayment risks associated with these loan products and when they may materialize.

RESPONSE: Please see the maturity table below, which has been included on page 16 of the 2012 10-K.

The table below represents the Company’s non-traditional mortgage loans by period in which amortization payments begin or balances are due at maturity within the years indicated:

	December 31,
	2012		2013		2014		2015
Loan Type:	Count	Principal	Count	Principal	Count	Principal	Count	Principal
		(Dollars in thousands)
Green (1)	1	$367	—	$—	1	$4,259	—	$—
Interest Only (2)	13	3,189	49	32,866	23	12,429	22	16,099
Neg Am (3)	40	19,262	—	—	—	—	—	—

Total NTM	54	$22,818	49	$32,866	24	$16,688	22	$16,099

	December 31,
	2016		2017		Thereafter		Total
Loan Type:	Count	Principal	Count	Principal	Count	Principal	Count	Principal
		(Dollars in thousands)
Green (1)	—	$—	—	$—	237	$201,378	239	$206,004
Interest Only (2)	26	21,032	23	17,407	35	39,956	191	$142,978
Neg Am (3)	—	—	—	—	—	—	40	$19,262

Total NTM	26	$21,032	23	$17,407	272	$241,334	470	$368,244

(1)	Green loans typically have a 15 year balloon maturity. However, certain ordinary course exceptions have been granted, as evidenced by the two loans maturing in 2012 and 2014.
(2)	Interest Only loans typically switch to a amortizing basis after 3, 5, or 7 years.
(3)	$2.6 million or 13.5% of negative amortization loans have begun amortizing and $16.7 million or 86.5% are subject to negative amortization.

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

7.	Please refer to your February 11, 2013 response to comment 16 of our January 30, 2013 comment letter. We note your assertion that the disclosure referenced in our comment is no longer applicable; however, based on the tabular information provided in the response to our other comments, it is not clear to us how adopting the Call Report increased transparency surrounding your Green Accounts. Please revise future filings to discuss the increased transparency referenced in your prior disclosure. Alternatively, please tell us specifically to what the reference referred and how your current disclosures reflect increased transparency for these accounts.

RESPONSE: During the fiscal year ending December 31, 2011, certain members of management of the Company received numerous informal inquiries from investors and industry analysts relating to the Company’s practice of classifying its first trust deed Green Loans in its Thrift Financial Reports under the category “Permanent Mortgages on: 1-4 Dwelling Units: Revolving, Open-End Loans” rather than categorizing such loans under “Permanent Mortgages: All Other: Secured By First Liens.” The Company, in consultation with its regulators, determined that the classification was appropriate. However, investors and industry analysts continued to express confusion due, in part, to the fact that they believed the “Permanent Mortgages on: 1-4 Dwelling Units: Revolving, Open-End Loans” category implied that the Company’s Green Loans were secured by junior liens. Several investors and industry analysts also inquired as to why the Green Loans did not qualify under both categories, since they are both “Open-End Loans” and “Secured by First Lien” and expressed confusion as to why they were not listed in both categories. Due to the lack of inclusion in the “Secured by First Lien” category, some were concerned that the loans were in fact not “Secured by First Lien”. The confusion appears to have resulted, in part, due to the Regulatory Guidance that a loan should only be included in one category, but the categories did not appear to some observers to be mutually-exclusive. In its Annual Report on Form 10-K for the fiscal year ended December 31, 2011, and in other financial disclosures, in light of the above-described confusion resulting from the Thrift Financial Report loan categorization options, the Company made clear that its Green Account loans were, predominantly, secured by first liens. Management believed that this provided investors with appropriate and useful information relating to the Green Loans. Management further believed that the loan categorization options available in Call Reports would reduce the apparent confusion caused by the loan categorization options presented in the Thrift Financial Reports, since the Call Report loan category “Loans Secured By Real Estate: Secured By 1-4 Family Residential Properties: Closed End Loans Secured By 1-4 Family Residential Properties: Secured By First Liens” (which is the loan category analogous to the “Permanent Mortgages: All Other: Secured By First Liens” category in the Thrift Financial Reports) clarified that such category applied only to closed-end loans, and would thus not be an appropriate loan category in which to report the Company’s Green account loans.

As the Company has already completed the transition to filing Call Reports, the Company further believes that such statement is no longer relevant to the Company or to the readers of its filings. Accordingly, the Company has not included any statement in the 2012 10-K indicating that Call Reports allow the Company to better reflect its Green Account mortgage loans.

8.	Please refer to Annex C provided in your February 11, 2013 response and revise future filings to address the following:

•

Please revise to provide a more detailed discussion of how your risk management policies and procedures allow you to assess and mitigate the risks associated with the increased payment requirements of nontraditional mortgage loans and HELCO’s. Your revisions should provide clarification as to how monitoring loan balances, FICO scores, etc. enables you assess and mitigate these risks for each loan product.

RESPONSE: The Company has included the following disclosure on pages 27, 86 and 143 of the 2012 10-K: The Company’s risk management policy and credit monitoring includes reviewing delinquency, FICO scores, and collateral values on NTM portfolio. We also continuously monitor market conditions for our geographic lending areas. The Company has assessed that the most significant performance indicators for NTMs are LTV and FICO scores. The loan review provides an effective method of identifying borrowers who may be experiencing financial difficulty before they fail to make a loan payment. Upon receipt of the updated FICO scores, an exception report is run to identify loans with a decrease in FICO of 10% or more and a resulting FICO of 620 or less. The loans are then further analyzed to determine if the risk rating should be downgraded that will increase the ALLL the Company will establish for potential losses. A report of the semi-annual loan reviews is published and regularly monitored.

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

As a result, the Company proactively manages the portfolio by performing detailed analysis on its portfolio with emphasis on the NTM portfolio. The Company’s Internal Asset Review Committee (“IARC”) conducts monthly meetings to review the loans classified as special mention, substandard, or doubtful and determines whether suspension or reduction in credit limit is warranted. If the line has been suspended and the borrower would like to have their credit privileges reinstated, they would need to provide updated financials showing their ability to meet their payment obligations.

The table below represents the Company’s non-traditional mortgage loans by credit risk categories as of the dates indicated:

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total
			(Dollars in thousands)
Green	$192,188	$7,119	$6,697	$—	$206,004
Interest-Only	135,679	230	7,069	—	142,978
Negative Amortization	18,841	421	—	—	19,262

Total Real Estate 1-4 family first loans	$346,708	$7,770	$13,766	$—	$368,244

Percent to total for each loan category	94.2%	2.1%	3.7%	—	100.0%

	December 31, 2011
	Pass	Special Mention	Substandard	Doubtful	Total
			(Dollars in thousands)
Green	$209,656	$9,369	$9,180	$—	$228,205
Interest-Only	109,281	6,064	8,904	—	124,249
Negative Amortization	19,331	1,309	885	—	21,525

Total Real Estate 1-4 family first loans	$338,268	$16,742	$18,969	$—	$373,979

Percent to total for each loan category	90.5%	4.5%	5.1%	—	100.0%

On the interest only loans, the Company projects future payment changes to determine if there will be an increase in payment of 3.50% or greater and then monitor the loans for possible deterioration. The individual loans are monitored for possible downgrading of risk rating, and trends within the portfolio are identified that could affect other interest only loans scheduled for payment changes in the near future.

As the Green Loans are revolving lines of credit, the Company, based on the loan agreement and loan covenants of the particular loan, as well as applicable rules and regulations, could suspend the borrowing privileges or reduce the credit limit at any time the Company reasonably believes that the borrower will be unable to fulfill their repayment obligations under the agreement or certain other conditions are met. In many cases, the decrease in FICO is the first red flag that the borrower may have difficulty in making their future payment obligations.

The table below represents the Company’s non-traditional Real Estate 1-4 family first mortgage green accounts by FICO catagories as of the dates indicated:

	FICO score at December 31, 2012			FICO score at June 30,2012			Changes in count and amounts
	Count	Amount	Percentage	Count	Amount	Percentage	Count change	Amount change	Percentage change
	(Dollars in thousands)			(Dollars in thousands)
800+	10	$8,133	4.1%	23	$14,028	7.1%	(13)	$(5,895)	-42.0%
700-799	120	101,188	51.0%	100	95,141	48.0%	20	6,047	6.4%
600-699	55	60,052	30.3%	52	51,054	25.7%	3	8,998	17.6%
<600	15	12,887	6.5%	11	9,090	4.6%	4	3,797	41.8%
No FICO [1]	12	16,091	8.1%	26	29,038	14.6%	(14)	(12,947)	-44.6%

Total	212	$198,351	100.0%	212	$198,351	100.0%	—	—	0.0%

[1]	No FICO scores reflect foreign nationals and trusts for which credit scores do not exist.

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

•

Please revise to provide a more detailed discussion of your stress testing procedures, including which loans you perform this testing on, the risks they are intended to mitigate and how they do so. Describe how stress testing an established loan enables you to mitigate the risks. Disclose how often you obtain refreshed FICO scores, debt to income ratio information and how you are able to obtain and substantiate current debt to income information from borrowers. Include summary information of these statistics for each period presented, disclosing these ratios at loan issuance and at each date refreshed information was obtained.

RESPONSE: To mitigate risk in the Non-Traditional Mortgage portfolio, the Company at times utilizes third party providers to review and analyze the residential mortgage loan portfolio. In February 2012 the Company engaged a third party to perform certain analytical services related to the Company’s residential mortgage loan portfolio. The analysis involved review of all Green Loans and included specific identification of Green Loans that met one or more of the following criterion:

1.	Any loans that have been 30 days past due in the last 6 months

2.	Loans with no Current FICO scores and which have been 30 days past due in the last 24 months or have been modified

3.	Loans with Current FICO less than 80% of the Original FICO

4.	Current Loan-to-Value greater than 125%

5.	Equity decline of 50% or more

6.	Loans with 6 months net draws of 5% or more of loan balance

The February 2012 analysis identified 36 or 15% of Green Loans that were individually reviewed and analyzed on a specific basis to determine risk rating downgrades and appropriate risk mitigation strategies.

The Company reviewed all Green Loans and updated the information on the same 36 loans in October 2012 and conducted further analysis and stress testing. The analysis included reviewing current credit reports, analyzed current debt, calculated debt to income ratios, and stressed the loan by calculating a 30 year fully amortized payment. As a result of this stress test, the Company identified 10 loans whose projected debt to income ratio exceeded the Company’s debt to income guidelines. The Company closely monitors these loans on a monthly basis.

On the interest only loans, the Company projects future payment changes to determine if there will be an increase in payment of 3.50% or greater and then monitor the loans for possible delinquency. The individual loans are monitored for possible downgrading of risk rating, and trends within the portfolio are identified that could affect other interest only loans scheduled for payment changes in the near future.

•

For HELCO’s that are owned by other institutions, please revise to describe how you apply the information obtained from third party databases to your HELCO’s, the frequency with which you do so and to quantify adjustments made to these loans as a result of this process.

RESPONSE: As of December 31, 2012 the Company holds $21.5 million of HELOCs of which $5.5 million or 25.6% have first liens held by other financial institutions. The Company performs credit risk management of its HELOC portfolio following the same policies as the single family residence loan portfolio except as follows: calculation of HELOC LTV where the Company does not hold the first lien incorporates the first lien original note amount in lieu of current unpaid principal balance as that information is unknown. As a result, the LTV represents a worst case scenario. The HELOCs are analyzed semi-annually and action taken in accordance with loan documents and Company policy. The Company does utilize peer group loss data in assessing adequacy of its allowance for loan loss (“ALLL”) for HELOCs. No HELOCs were suspended or revoked in 2012 and 2011.

•

Please revise to provide an expanded discussion of the monthly review and management of your concentration of nontraditional mortgage loans and HELCO’s that monitors these products against maximum concentration limits as set by your board of directors. For each period presented, disclose what the concentration limits are and how your portfolio complies with them.

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

RESPONSE: The Company has included the following disclosure on pages 85-86 of the 2012 10-K: To mitigate and manage the risk within the Company’s loan portfolio, the Board of Directors established certain concentration limits. The aggregate maximum loan commitment amount for all non-traditional mortgage loans is 300% of the Company’s Core Capital plus allowance for loan and lease losses (“ALLL”) that as of December 31, 2012 is $518.5 million. As of December 31, 2012, the Company has outstanding loan commitments of $378.5 million or 73% of the maximum loan commitment limit resulting in available capacity of $140.0 million or 27%.

The maximum loan commitment for SFR interest only mortgage loans is also 300% of the Company’s Core Capital plus ALLL provided that the aggregate non-traditional mortgage maximum loan commitment of $518.5 million has not been exceeded. The interest only mortgage loans that have original LTVs that exceed 70% are further limited to $277.2 million. As of December 31, 2012, the outstanding loan commitments are $144.1 million or 27% of the Company’s maximum loan commitment with available capacity of $374.3 million or 73% remaining.

The maximum loan commitment for SFR non-Green Loan HELOC’s is 75% of the Company’s Core Capital plus ALLL that is $129.6 million as of December 31, 2012. As of December 31, 2012, the Company has outstanding loan commitments in the HELOC portfolio of $13.1 million or 10% of the maximum commitment with available capacity of $116.5 million or 90% remaining. Additionally HELOCs are further limited to not exceed $59.7 million for new loans whose LTV exceeds 75%.

The maximum aggregate loan commitments for the loan portfolio are 110% of total deposits that as of December 31, 2012 was $1.2 billion. As of December 31, 2012, the Company has outstanding loan commitments of $1,047.2 million or 85% of the maximum loan commitments resulting in available capacity of $187.1 million or 15%. The Company has and may continue to sell loans in the secondary market to assist in managing its concentration limits.

9.	We note on page 10 of your Form 10-K you disclose, under the heading Consumer and Other Real Estate Lending, that twice during 2011 you purchased third party appraisals of every property in your residential loan portfolio. Please revise future filings to address the following:

•

Please describe why you obtained these appraisals twice in 2011. Revise here and in the footnotes to the financial statements, as applicable, to disclose if this is your accounting policy for assessing the value of the collateral underlying these loans.

RESPONSE: As part of its credit risk management policy, the Company evaluates key loan statistics such as FICO and loan to value. This policy requires that the Company purchase independent, third party valuations twice during the year.

From 2008 to present the Company evaluates LTV through the purchase of automated valuation models (“AVMs”) and not full appraisals. It is the Company’s credit risk management policy to review the non-traditional mortgage portfolio semi-annually for potential collateral deficiency. The Company performs detailed reviews of collateral values on loans collateralized by residential real property including its NTM portfolio based on appraisals or estimates from AVMs. AVMs are used to identify loans that have experienced declines of the borrower’s equity based on the outstanding loan commitment in the collateral of 50% or more. Once a loan meets this criterion, the Company obtains updated drive-by or full appraisals in order to confirm the AVM valuation. This information is used to update key monitoring metrics such as LTV and to determine whether any action is warranted.

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

The table below represents the Company’s non-traditional 1-4 family fist mortgage portfolio by LTV stratification as of the dates indicated:

	December 31,
	2012
	Green			I/O			Neg Am			Total
LTV’s [1]	Count	Amount	Percent	Count	Amount	Percent	Count	Amount	Percent	Count	Amount	Percent
	(Dollars in thousands)
<61	74	$64,521	32.5%	59	$43,684	30.6%	11	$2,442	12.7%	144	$110,648	30.7%
61-80	43	37,428	18.9%	71	60,115	42.1%	4	1,225	6.4%	118	98,768	27.4%
81-100	45	50,463	25.4%	28	18,148	12.7%	11	8,120	42.2%	84	76,730	21.3%
>100	50	45,939	23.2%	33	20,918	14.6%	14	7,475	38.8%	97	74,331	20.6%

Total	212	$198,351	100.0%	191	$142,865	100.0%	40	$19,262	100.0%	443	$360,478	100.0%

	December 31,
	2011
	Green			I/O			Neg Am			Total
LTV’s [1]	Count	Amount	Percent	Count	Amount	Percent	Count	Amount	Percent	Count	Amount	Percent
	(Dollars in thousands)
<61	64	$53,917	24.6%	67	$40,809	33.4%	10	$2,263	10.5%	141	$96,988	26.7%
61-80	69	84,870	38.7%	46	34,169	28.0%	6	4,831	22.4%	121	123,869	34.1%
81-100	66	50,692	23.1%	43	24,535	20.1%	9	7,713	35.8%	118	82,940	22.8%
>100	46	30,023	13.7%	47	22,735	18.6%	20	6,719	31.2%	113	59,478	16.4%

Total	245	$219,502	100.0%	203	$122,248	100.0%	45	$21,525	100.0%	493	$363,276	100.0%

[1]	LTV represents estimated current loan to value as current unpaid principal balance divided by estimated property value.

•	Please revise to specifically clarify on which loans you obtained these appraisals.

RESPONSE: The Company obtains AVMs for its residential loan portfolio, which consists of all single family one-to-four family loans including the NTM portfolio.

•

Please revise to disclose and discuss the results of these updates and how you used them, including quantification of any adjustments made to the loan balances at each date the appraisals were obtained.

RESPONSE: The Company has included the following disclosure on page 86 of the 2012 10-K: The Company performs detailed review of collateral values on loans collateralized by residential real property including its NTM portfolio based on appraisals or estimates from third party AVMs to support property values performed on a semi-annual or as needed basis. AVMs are used to identify loans that have experienced significant collateral deterioration of 50% of the equity in the loan. Once a loan meets this criterion, the Company will obtain updated drive by or full appraisals in order to confirm the AVM valuation. This information is used to update key monitoring metrics such as LTV. Additionally, FICO scores are obtained semi-annually in conjunction with the collateral analysis. In addition to LTV and FICO, the Company evaluates the portfolio on a specific loan basis through delinquency analysis and portfolio charge-offs to determine whether any risk mitigation or portfolio management actions are warranted. The borrowers may be contacted as necessary to discuss material changes in loan performance or statistics.

As a result of the most recent semi-annual review completed in the fourth quarter 2012, the Company identified 42 loans that had an original commitment of $37.8 million and had suspended or curtailed available credit by $2.8 million to a current commitment balance of $35.1 million. As of December 31, 2012, 39 loans remained and three had paid off in the amount of $1.4 million.

In the event that the Company requests acceleration of the effective date of the Registration Statement, the Company acknowledges that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

Mark S. Webb

United States Securities and Exchange Commission

April 10, 2013

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your time and consideration. Should you have any questions or comments regarding the foregoing or the revisions to the Registration Statement, please do not hesitate to contact me at (212) 403-1341 or by email at MMGuest@wlrk.com, or my colleague Edward J. Lee at (212) 403-1155 or by email at EJLee@wlrk.com.

Sincerely,

/s/ Matthew M. Guest
Matthew M. Guest

cc.	Via E-mail
John C. Grosvenor
First PacTrust Bancorp, Inc.